Cover	12 Months Ended
Sep. 28, 2025
Cover [Abstract]
Document Type	DEFR14A
Entity Registrant Name	PARKS AMERICA, INC.
Entity Central Index Key	0001297937
Amendment Flag	true
Amendment Description	The original proxy filed with the United States Securities and Exchange Commission on January 26, 2026 is being amended to correct the following: ● Correct certain typographical errors that appeared in the original filing for misspelled last name in one instance and an address change in the beneficial owner table. ● Correctly assign the named Secretary of the Company. ● Addition of footnote 4 to the Executive Compensation table.